Income Taxes - Summary of Income Tax Examinations (Details)	12 Months Ended
Dec. 31, 2023
Switzerland
Tax years subject to examination	2023
France
Tax years subject to examination	2021 - 2023
Japan
Tax years subject to examination	2023
Taiwan
Tax years subject to examination	2023